Warrant liabilities (Details) - Schedule of fair values of warrants are estimated - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Fair Values Of Warrants Are Estimated Abstract
Risk-free interest rate	4.01%	0.94%
Market price (in Dollars per share)	$ 2.43	$ 12.8
Expected volatility	102.21%	94.44%
Expected dividend yield (in Dollars)
Expected life (years)	1 year 6 months	2 years 6 months